Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Poplar Forest Cornerstone Fund
Class Name	Investor Class
Trading Symbol	IPFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Poplar Forest Cornerstone Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Additional Information Phone Number	1-877-522-8860
Additional Information Website	https://poplarforestfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$46	0.90%
[1]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 33,867,219
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$33,867,219
Number of Holdings	68
Portfolio Turnover	16%
Weighted Average Maturity	8.46 years
Effective Duration	5.21 years
Average Credit Quality	A

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Security Type	(%)
Common Stocks	56.7%
Corporate Bonds	16.5%
U.S. Treasury Securities	11.1%
U.S. Government Agency Issues	4.2%
U.S. Treasury Bills	3.6%
Preferred Stocks	2.0%
Real Estate Investment Trusts	1.9%
Money Market Funds	1.7%
Collateralized Mortgage Obligations	0.8%
Cash & Other	1.5%

Top 10 Issuers	(%)
United States Treasury Note/Bond	8.3%
National Fuel Gas Co.	5.1%
Murphy Oil Corp.	4.1%
United Therapeutics Corp.	3.7%
United States Treasury Bill	3.6%
Ally Financial, Inc.	3.6%
FedEx Corp.	3.0%
Merck & Co., Inc.	3.0%
Citigroup, Inc.	3.0%
Tyson Foods, Inc.	2.9%

Credit Breakdown	(%)[a]
Aaa	2.6%
Aa	47.1%
A	8.4%
Baa	17.0%
Ba	12.0%
Not Rated	12.9%
[2],[3]
Updated Prospectus Web Address	https://poplarforestfunds.com/resources/
Class A
Shareholder Report [Line Items]
Fund Name	Poplar Forest Partners Fund
Class Name	Class A
Trading Symbol	PFPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Poplar Forest Partners Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Additional Information Phone Number	1-877-522-8860
Additional Information Website	https://poplarforestfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.20%
[4]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
Net Assets	$ 333,413,191
Holdings Count | $ / shares	33
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$333,413,191
Number of Holdings	33
Portfolio Turnover	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*
Sector Breakdown**  (%)

Top 10 Issuers	(%)
United Therapeutics Corp.	6.1%
Citigroup, Inc.	5.5%
National Fuel Gas Co.	5.0%
AT&T, Inc.	4.9%
Allstate Corp.	4.5%
Merck & Co., Inc.	4.5%
Tyson Foods, Inc.	4.3%
Dominion Energy, Inc.	4.1%
FedEx Corp.	4.1%
CVS Health Corp.	3.9%
[5],[6]
Updated Prospectus Web Address	https://poplarforestfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Poplar Forest Partners Fund
Class Name	Institutional Class
Trading Symbol	IPFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Poplar Forest Partners Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Additional Information Phone Number	1-877-522-8860
Additional Information Website	https://poplarforestfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.95%
[7]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 333,413,191
Holdings Count | $ / shares	33
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$333,413,191
Number of Holdings	33
Portfolio Turnover	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*
Sector Breakdown**  (%)

Top 10 Issuers	(%)
United Therapeutics Corp.	6.1%
Citigroup, Inc.	5.5%
National Fuel Gas Co.	5.0%
AT&T, Inc.	4.9%
Allstate Corp.	4.5%
Merck & Co., Inc.	4.5%
Tyson Foods, Inc.	4.3%
Dominion Energy, Inc.	4.1%
FedEx Corp.	4.1%
CVS Health Corp.	3.9%
[8],[9]
Updated Prospectus Web Address	https://poplarforestfunds.com/resources/

[1]
*	Annualized

[2]
a	The credit quality of the holdings was determined by Moody’s rating agency.

[3]
*	Expressed as a percent of net assets.

[4]
*	Annualized

[5]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[6]
*	Expressed as a percent of net assets.

[7]
*	Annualized

[8]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
*	Expressed as a percent of net assets.